Investment Properties, Net - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Room	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about investment property [line items]
Transfers from investment property to property, plant and equipment	$ 609
Investment properties	629	$ 1,311	$ 1,322
Investment property under construction or development [member]
Disclosure of detailed information about investment property [line items]
Investment properties	$ 0	0	$ 243
Sands Cotai Central [Member]
Disclosure of detailed information about investment property [line items]
Additional number of suites to be constructed | Room	370
Sands Cotai Central [Member] | Level 3 of fair value hierarchy [member] | At fair value [member] | Investment property under construction or development [member]
Disclosure of detailed information about investment property [line items]
Investment properties		$ 801
The Plaza Macao [Member]
Disclosure of detailed information about investment property [line items]
Additional number of suites to be constructed | Room	290